Convertible Preferred Shares	12 Months Ended
Dec. 31, 2023
Convertible Preferred Shares [Abstract]
CONVERTIBLE PREFERRED SHARES

NOTE 8 - CONVERTIBLE PREFERRED SHARES

Issuance of Preferred A Shares

On October 13, 2020, the Company and Knorr-Bremse entered into an investment agreement under which the Company issued 51,282 Preferred A shares to Knorr-Bremse, in exchange for a total investment of $10,000. As of December 31, 2021, the net proceeds, after deducting closing costs and fees, amounted to $9,965.

In addition, the Company was given, under the investment agreement, an option to demand Knorr-Bremse to invest an additional amount of $5,000 at the same price per share (the “Call Option”), provided the existence of circumstances as detailed in the investment agreement. The Call Option was accounted as a derivative and valued at zero. On December 2, 2021, and February 14, 2022 the Company and Knorr-Bremse signed two amendments to the investment agreement, according to which, the Company will be entitled to exercise its option in 2 installments as follows: (i) up to $2,000 will be exercisable through March 31, 2022; and (ii) up to $2,286 will be exercisable through June 30, 2022. The aforesaid option shall expire on the closing of the Company’s IPO if such shall occur prior to June 30, 2022. On March 6, 2022, the Company exercised its first installment of $2,000 and as a result issued to Knorr-Bremse, a total of 10,256 Preferred A shares at a price of $195 per share.

Preferred A shares were entitled to all the rights of the Company’s ordinary shares and additional rights regarding liquidation preference and listing rights. Holders of Preferred A shares were entitled, at their option, to convert the Preferred A shares at any time into the Company’s ordinary shares in a 1:44 ratio. In addition, prior to the Company’s IPO, all Preferred A shares were converted into the Company’s ordinary shares in a 1:44 ratio, and, accordingly, all rights stated are revoked upon their conversion into the Company’s ordinary shares.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 9B(4)), 61,538 Preferred A shares were automatically converted into 338,459 ordinary shares (after giving effect to the issuance of 10,256 Preferred A shares described above).